T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.6%
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 290,000 290
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 435,000 438
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 100,000 101
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 150,000 151
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.832%, 4/15/39 (1) 555,000 555
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 10/20/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 191,913 193
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 215,631 217
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 530,451 534
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 219
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 134
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 420,000 420
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 111
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 2,443 2
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100,000 102

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 100
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.825%, 1/20/39 (1) 645,000 645
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.767%, 12/26/31 (1) 87,450 88
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.167%, 12/26/31 (1) 87,450 88
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.967%, 7/27/48 (1) 431,685 431
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.467%, 7/27/48 (1) 345,348 345
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/34 (1) 250,000 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 30,802 31
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  120,000 120
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 140
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 41
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  150,000 152
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  95,000 95
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  95,000 96
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  75,000 76

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  90,000 91
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 198
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 121
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 205
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  45,000 46
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  500,000 506
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  35,000 36
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 4.917%, 1/20/39 (1) 280,000 280
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 194,884 196
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/18/38 (1) 275,000 276
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.322%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 53,191 53
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 490,000 484
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 665,000 674

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 170,000 171
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 101
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 50,000 50
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 15,000 15
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 55,224 55
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 183,195 182
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  100,000 100
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 60,418 60
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 199,256 194
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 1/15/38 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 46,167 48
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 4.916%, 1/20/39 (1) 325,000 326
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 148

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 95,000 96
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 65,000 67
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  130,146 130
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  40,250 41
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  120,000 120
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  170,000 170
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  175,000 176
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 110
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 475
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.572%, 1/15/38 (1) 250,000 251
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 4/20/39 (1)(2) 250,000 250
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  40,000 40
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 128,925 122
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 170,081 176
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 41,951 42

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 76,216 77
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 99,289 101
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 337,253 340
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  30,000 30
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  55,000 55
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.042%, 7/15/35 (1) 250,000 251
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 690,000 689
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 100
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 341
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 147,284 149
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 43,870 45
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 145,000 145
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 250,000 250

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/20/39 (1) 255,000 256
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 100
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 100
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 108,429 109
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.01%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 41,831 42
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 176,728 178
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 20,101 20
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 400,000 396
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.84%, 4/15/39 (1) 250,000 250
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.786%, 8/20/32 (1) 143,271 144
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.798%, 7/20/34 (1) 250,000 250
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.222%, 4/15/37 (1) 315,000 315

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 10/15/39 (1) 250,000 250
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  12,983 13
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  106,411 107
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  265,000 267
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  120,000 120
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  180,000 181
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 92,904 93
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 190,000 195
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.159%, 4/20/37 (1) 250,000 250
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 295,000 303
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 84,608 86
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 276,252 261
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 36
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 153,118 155

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 120,000 121
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 105,000 105
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/37 (1) 415,000 415
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 85,348 84
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 125,000 126
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 60,000 61
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 19,000 19
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4
4.13%, 12/20/29 (1) 20,000 20
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 200,000 202
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.795%, 1/20/37 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.872%, 10/15/31 (1) 100,569 101
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.839%, 1/22/38 (1) 250,000 250
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.169%, 1/22/38 (1) 250,000 252

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  245,000 250
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,684 100
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.812%, 1/15/35 (1) 260,000 260
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 43,944 44
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 63,560 65
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.838%, 4/20/38 (1) 515,000 515
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 265,000 266
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100,000 100
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 212
Total Asset-Backed Securities (Cost $25,896) 26,061
BOND FUNDS  7.3%
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.58% (3)(4) 4,910,678 48,960
T. Rowe Price Inflation Protected Bond Fund - I Class,
0.77% (3)(4) 848,352 8,857
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.48% (3)(4) 1,969,862 18,182
T. Rowe Price Institutional High Yield Fund - Institutional Class,
5.99% (3)(4) 5,568,497 44,103
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.08% (3)(4) 11,004,805 94,861
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 0.35% (3)(4) 4,424,211 20,882

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.58% (3)(4) 10,017,594 74,230
Total Bond Funds (Cost $344,267) 310,075
COMMON STOCKS  67.3%
COMMUNICATION SERVICES  5.2%
Diversified Telecommunication Services  0.3%
BT Group (GBP)  1,819,136 5,302
GCI Liberty, Class C (5) 4,074 160
KT (KRW)  103,675 4,798
Telstra Group (AUD)  937,228 3,455
Uniti Group (5) 187,181 1,370
15,085
Entertainment  0.8%
Atlanta Braves Holdings, Class C (5) 24,092 1,053
Madison Square Garden Sports (5) 5,383 1,785
Netflix (5) 223,440 21,504
Nintendo (JPY)  57,100 3,229
Walt Disney  67,188 7,125
34,696
Interactive Media & Services  3.5%
Alphabet, Class A  79,651 24,832
Alphabet, Class C  250,738 78,087
Meta Platforms, Class A  62,772 40,687
Pinterest, Class A (5) 105,292 1,804
Reddit, Class A (5) 603 88
Tencent Holdings (HKD)  27,400 1,803
147,301
Wireless Telecommunication Services  0.6%
KDDI (JPY)  318,600 5,473
T-Mobile U.S.  91,169 19,792
25,265
Total Communication Services 222,347
CONSUMER DISCRETIONARY  6.9%
Automobile Components  0.1%
Autoliv, SDR (SEK)  24,621 2,924
Patrick Industries  4,920 609
3,533

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Automobiles  0.7%
Suzuki Motor (JPY)  256,100 3,873
Tesla (5) 41,888 16,861
Toyota Motor (JPY)  395,200 9,575
30,309
Broadline Retail  1.6%
Alibaba Group Holding (HKD)  99,996 1,810
Amazon.com (5) 244,978 51,445
Isetan Mitsukoshi Holdings (JPY) (6) 261,900 5,141
Next (GBP)  26,468 4,824
Savers Value Village (5) 94,212 888
Sea, ADR (5) 48,330 5,241
69,349
Diversified Consumer Services  0.2%
Liberty Live Holdings, Class C (5) 80,450 8,017
8,017
Hotels, Restaurants & Leisure  1.4%
Airbnb, Class A (5) 24,891 3,363
Amadeus IT Group (EUR) (6) 53,065 3,282
Booking Holdings  4,075 17,275
Cava Group (5) 1,559 129
Chipotle Mexican Grill (5) 77,234 2,875
Compass Group (GBP)  242,866 7,437
DoorDash, Class A (5) 12,589 2,222
Dutch Bros, Class A (5) 15,637 838
Life Time Group Holdings (5) 38,089 1,028
McDonald's  46,572 15,884
Planet Fitness, Class A (5) 39,731 3,264
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (5)(7)(8)(9) 90,236 305
Wingstop  4,265 1,107
Wyndham Hotels & Resorts  13,523 1,106
60,115
Household Durables  0.5%
Installed Building Products  3,572 1,171
Panasonic Holdings (JPY)  228,900 3,691
Persimmon (GBP)  94,671 1,920
PulteGroup  30,330 4,161
Sony Group (JPY)  395,000 9,081
Toll Brothers  19,198 3,019
23,043

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  2.0%
AutoZone (5) 2,404 9,028
Boot Barn Holdings (5) 3,070 581
Burlington Stores (5) 3,304 1,014
Carvana (5) 63,774 21,311
Floor & Decor Holdings, Class A (5) 16,321 1,128
Home Depot  16,145 6,147
Kingfisher (GBP)  712,982 3,586
Lowe's  46,711 12,358
O'Reilly Automotive (5) 36,822 3,457
Ross Stores  15,579 3,204
TJX  57,700 9,328
Tractor Supply  130,139 6,746
Ulta Beauty (5) 7,942 5,438
Urban Outfitters (5) 6,133 406
83,732
Textiles, Apparel & Luxury Goods  0.4%
Asics (JPY)  214,200 6,564
Birkenstock Holding (5) 39,664 1,652
Kering (EUR)  11,768 3,946
Kontoor Brands  9,508 620
Moncler (EUR)  58,021 4,003
Samsonite Group (HKD)  234,300 577
17,362
Total Consumer Discretionary 295,460
CONSUMER STAPLES  2.9%
Beverages  0.2%
Coca-Cola  67,105 5,473
Diageo (GBP)  175,900 3,945
9,418
Consumer Staples Distribution & Retail  0.5%
BJ's Wholesale Club Holdings (5) 10,455 1,033
Dollar Tree (5) 73,084 9,244
Grocery Outlet Holding (5) 166,993 1,650
PriceSmart  2,653 410
Seven & i Holdings (JPY) (6) 274,000 3,864
Tsuruha Holdings (JPY) (6) 103,200 1,740
U.S. Foods Holding (5) 42,047 4,062
22,003
Food Products  0.9%
Ajinomoto (JPY)  129,800 4,128

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $162 (5)(7)(8) 8,748 —
Magnum Ice Cream (GBP) (5) 129,466 2,050
Mondelez International, Class A  282,740 17,411
Nestle (CHF)  125,824 13,748
Simply Good Foods (5) 9,423 161
37,498
Household Products  0.7%
Colgate-Palmolive  81,528 8,083
Procter & Gamble  132,455 22,146
30,229
Personal Care Products  0.5%
L'Oreal (EUR)  11,116 5,209
Olaplex Holdings (5) 357,017 575
Unilever (GBP)  228,945 16,823
22,607
Tobacco  0.1%
Philip Morris International  19,004 3,551
Turning Point Brands  2,221 304
3,855
Total Consumer Staples 125,610
ENERGY  3.0%
Energy Equipment & Services  0.7%
Cactus, Class A  7,664 414
Liberty Energy  14,909 419
National Energy Services Reunited (5) 6,324 158
SLB  244,654 12,561
TechnipFMC  215,434 14,285
Weatherford International  12,303 1,298
29,135
Oil, Gas & Consumable Fuels  2.3%
Canadian Natural Resources (CAD) (6) 95,100 4,160
Canadian Natural Resources  63,860 2,795
Cenovus Energy (CAD)  107,984 2,406
Cenovus Energy  112,200 2,503
Chevron  56,720 10,593
ConocoPhillips  160,068 18,161
Denison Mines (CAD) (5) 123,832 516
Equinor (NOK)  82,772 2,480
Expand Energy  22,163 2,392
Exxon Mobil  38,032 5,800

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Golar LNG  41,544 1,847
Magnolia Oil & Gas, Class A  18,434 513
PBF Energy, Class A  11,354 404
Range Resources  201,504 8,318
Shell, ADR  141,420 11,810
TotalEnergies (EUR)  146,124 11,705
Valero Energy  52,452 10,734
Viper Energy, Class A  27,839 1,296
98,433
Total Energy 127,568
FINANCIALS  11.2%
Banks  4.9%
ABN AMRO Bank, CVA (EUR)  65,268 2,186
ANZ Group Holdings (AUD)  250,919 7,141
Atlantic Union Bankshares  36,280 1,345
Banc of California  105,239 1,944
Banco Bilbao Vizcaya Argentaria (EUR)  292,345 6,771
Banco Santander (EUR)  709,996 8,954
Bank of America  366,090 18,242
Barclays (GBP)  910,823 5,528
BAWAG Group (EUR)  12,323 1,909
Citigroup  54,233 5,976
Columbia Banking System  78,566 2,235
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $872 (5)
(7)(8) 8,693 914
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (5)(7)(8) 1,604 —
DBS Group Holdings (SGD)  141,591 6,378
Dime Community Bancshares  32,296 1,045
DNB Bank (NOK)  180,835 5,724
East West Bancorp  24,537 2,686
Eastern Bankshares  113,845 2,227
Equity Bancshares, Class A  23,810 1,069
Erste Group Bank (EUR)  32,970 3,913
FB Financial  24,026 1,314
Fifth Third Bancorp  126,067 6,237
Five Star Bancorp  31,529 1,227
Flagstar Bank  88,271 1,120
HDFC Bank (INR)  376,782 3,683
Home BancShares  33,426 918
Huntington Bancshares  129,500 2,176
ING Groep (EUR)  215,731 6,224
Intesa Sanpaolo (EUR)  671,851 4,610

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase  105,340 31,634
Kearny Financial  41,865 320
Live Oak Bancshares  34,290 1,244
Lloyds Banking Group (GBP)  4,851,692 6,627
Mitsubishi UFJ Financial Group (JPY)  566,300 10,513
National Bank of Canada (CAD)  25,453 3,552
OceanFirst Financial  33,894 612
Prosperity Bancshares  21,159 1,489
Resona Holdings (JPY)  233,500 2,849
Skandinaviska Enskilda Banken, Class A (SEK)  243,004 5,167
Societe Generale (EUR)  89,858 7,787
SOUTHSTATE BANK  23,823 2,351
Standard Chartered (GBP)  282,461 6,968
Sumitomo Mitsui Trust Group (JPY)  142,916 4,983
Texas Capital Bancshares (5) 22,507 2,145
UniCredit (EUR)  82,885 7,057
USCB Financial Holdings  20,641 391
Western Alliance Bancorp  19,525 1,568
210,953
Capital Markets  2.0%
3i Group (GBP)  79,110 3,534
Bridgepoint Group (GBP)  490,674 1,654
Brookfield (CAD)  88,884 3,898
Cboe Global Markets  5,791 1,736
Charles Schwab  169,461 16,133
CME Group  8,688 2,776
CVC Capital Partners (EUR) (6) 125,598 1,792
Goldman Sachs Group  13,590 11,681
Hamilton Lane, Class A  10,519 1,104
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $322 (5)(7)(8) 22,981 391
Intercontinental Exchange  60,029 9,852
Macquarie Group (AUD)  27,654 4,197
Miami International Holdings (5) 47,094 2,006
Moody's  3,743 1,788
Morgan Stanley  45,596 7,592
PJT Partners, Class A  2,196 324
StoneX Group (5) 14,395 1,835
TMX Group (CAD)  72,871 2,458
Tradeweb Markets, Class A  33,198 4,092
UBS Group (CHF)  125,973 5,234
84,077

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance  0.3%
American Express  38,441 11,874
11,874
Financial Services  1.9%
Adyen (EUR) (5) 1,837 2,157
Apollo Global Management  9,520 996
Berkshire Hathaway, Class B (5) 39,475 19,933
Klarna Group (5) 26,913 365
Marqeta, Class A (5) 309,273 1,188
Mastercard, Class A  25,485 13,181
ORIX (JPY)  97,200 3,412
PennyMac Financial Services  29,246 2,688
Rocket, Class A  77,778 1,415
Visa, Class A  109,946 35,198
80,533
Insurance  2.0%
Admiral Group (GBP)  74,967 2,995
AIA Group (HKD)  459,200 5,066
Allstate  37,037 7,945
Aviva (GBP)  453,723 4,181
AXA (EUR)  126,579 6,190
Chubb  45,537 15,522
Definity Financial (CAD)  121,098 6,062
Generali (EUR) (6) 60,373 2,571
Goosehead Insurance, Class A (5) 21,646 1,173
Hagerty, Class A (5) 52,345 615
Mandatum (EUR)  338,819 2,732
Marsh & McLennan  9,837 1,837
MetLife  41,332 2,979
Neptune Insurance Holdings, Class A (5) 51,454 1,071
Progressive  25,464 5,441
RLI  10,720 668
Root, Class A (5) 9,520 494
Sampo, Class A (EUR)  480,300 5,323
Tokio Marine Holdings (JPY)  133,800 5,557
Travelers  11,014 3,399
TWFG (5) 31,469 640
White Mountains Insurance Group  467 1,037
83,498
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  98,084 2,280

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HA Sustainable Infrastructure Capital  29,358 1,072
3,352
Total Financials 474,287
HEALTH CARE  7.5%
Biotechnology  1.5%
AbbVie  28,859 6,698
Argenx, ADR (5) 5,412 4,151
Bicara Therapeutics (5) 74,958 1,258
Black Diamond Therapeutics (5) 93,883 232
CG oncology (5) 12,068 710
Cytokinetics (5) 38,463 2,393
Denali Therapeutics (5) 77,907 1,650
Dyne Therapeutics (5) 200,996 3,140
Erasca (5) 155,092 2,119
Gilead Sciences  133,776 19,926
Immatics (5) 187,707 1,941
Immunocore Holdings, ADR (5) 32,304 1,043
Immunome (5) 191,441 4,185
Immunovant (5) 61,186 1,697
Ionis Pharmaceuticals (5) 1,260 102
Kodiak Sciences (5) 5,943 159
Kymera Therapeutics (5) 19,924 1,820
MapLight Therapeutics (5) 23,178 400
Nuvalent, Class A (5) 12,636 1,288
Perceptive Capital Solutions SPAC/Freenome Holdings PIPE,
Acquisition Date: 12/5/25, Cost $320 (5)(8)(10) 32,013 366
Praxis Precision Medicines (5) 2,846 958
Prime Medicine (5) 41,125 190
Regeneron Pharmaceuticals  5,605 4,381
Shattuck Labs (5) 83,662 328
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(8) 4,005 29
Vaxcyte (5) 25,405 1,568
Xenon Pharmaceuticals (5) 7,365 318
63,050
Health Care Equipment & Supplies  1.2%
Abbott Laboratories  91,052 10,594
EssilorLuxottica (EUR)  13,896 3,678
Hoya (JPY)  20,200 3,649
Intuitive Surgical (5) 16,442 8,279
iRadimed  1,849 191
Koninklijke Philips (EUR)  187,110 5,996

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Medline, Class A (5) 12,399 589
Neogen (5) 113,258 1,272
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(7)
(8) 70,144 22
PROCEPT BioRobotics (5) 46,807 1,062
QuidelOrtho (5) 55,042 1,252
Siemens Healthineers (EUR)  96,121 4,767
Sonova Holding (CHF)  5,488 1,431
STERIS  13,354 3,370
Stryker  7,901 3,061
Ypsomed Holding (CHF) (6) 1,557 539
49,752
Health Care Providers & Services  1.8%
Alignment Healthcare (5) 138,487 2,662
BrightSpring Health Services (5) 68,120 2,822
Cencora  43,913 16,342
CVS Health  25,155 2,010
Elevance Health  17,200 5,504
Encompass Health  31,311 3,378
Ensign Group  5,954 1,275
GeneDx Holdings (5) 2,764 220
Molina Healthcare (5) 5,031 775
Oscar Health, Class A (5) 56,054 765
Quest Diagnostics  43,444 9,206
Surgery Partners (5) 33,656 522
Tenet Healthcare (5) 41,499 9,934
UnitedHealth Group  66,376 19,466
74,881
Health Care Technology  0.0%
Veeva Systems, Class A (5) 11,055 2,012
2,012
Life Sciences Tools & Services  0.6%
BioLife Solutions (5) 80,883 1,957
Bio-Techne  19,339 1,141
Danaher  18,490 3,895
Maravai LifeSciences Holdings, Class A (5) 59,119 210
Mettler-Toledo International (5) 3,105 4,244
Personalis (5) 114,812 1,040
Repligen (5) 12,067 1,553
Revvity  62,127 6,108
Sotera Health (5) 79,015 1,284
Stevanato Group  56,372 875

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  6,468 3,371
25,678
Pharmaceuticals  2.4%
AstraZeneca  100,262 20,900
Axsome Therapeutics (5) 524 86
Chugai Pharmaceutical (JPY)  104,300 7,033
Elanco Animal Health (5) 154,097 4,068
Eli Lilly  18,807 19,785
Johnson & Johnson  39,082 9,709
Merck  30,718 3,803
Novartis (CHF)  68,974 11,597
Novo Nordisk, Class B (DKK)  138,415 5,235
Roche Holding (CHF)  28,516 13,571
Sanofi (EUR)  51,254 5,013
100,800
Total Health Care 316,173
INDUSTRIALS & BUSINESS SERVICES  9.9%
Aerospace & Defense  1.6%
Airbus (EUR)  37,716 8,190
Beta Technologies, Class A (5) 29,670 558
CSG (EUR) (5) 18,982 714
General Electric  61,606 21,085
Karman Holdings (5) 10,101 890
Kratos Defense & Security Solutions (5) 12,841 1,107
Leonardo DRS  6,652 289
Loar Holdings (5) 43,776 3,099
Melrose Industries (GBP)  264,430 2,012
Mercury Systems (5) 15,516 1,381
Northrop Grumman  4,610 3,339
Rheinmetall (EUR)  2,430 4,807
Rolls-Royce Holdings (GBP)  417,930 7,515
Safran (EUR)  17,150 6,907
TransDigm Group  1,151 1,499
VSE  30,993 7,038
70,430
Building Products  0.2%
Advanced Drainage Systems  2,191 376
AZZ  19,616 2,667
CSW Industrials  4,183 1,231
Kingspan Group (EUR)  20,012 1,981

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simpson Manufacturing  1,866 361
6,616
Commercial Services & Supplies  0.6%
Casella Waste Systems, Class A (5) 19,208 1,789
Cintas  7,018 1,412
Clean Harbors (5) 5,942 1,742
Element Fleet Management (CAD)  181,478 4,323
MSA Safety  5,862 1,146
OPENLANE (5) 14,676 418
Republic Services  53,488 12,249
Secure Waste Infrastructure (CAD) (6) 81,492 1,130
24,209
Construction & Engineering  0.4%
API Group (5) 91,098 4,050
Arcosa  18,358 1,973
MYR Group (5) 2,789 753
Shimizu (JPY)  165,600 3,701
Vinci (EUR)  29,240 4,854
WillScot Holdings  52,100 1,126
16,457
Construction & Farm Equipment  0.0%
Komatsu (JPY)  48,800 2,342
2,342
Electrical Equipment  1.2%
ABB (CHF)  84,562 7,876
AMETEK  57,900 13,851
Fujikura (JPY)  17,900 3,056
GE Vernova  6,557 5,728
Legrand (EUR)  19,799 3,586
Mitsubishi Electric (JPY)  210,300 8,005
Prysmian (EUR)  70,065 8,439
50,541
Ground Transportation  0.8%
CSX  285,658 12,195
Norfolk Southern  17,826 5,611
Old Dominion Freight Line  69,300 14,071
Saia (5) 4,504 1,826
33,703
Industrial Conglomerates  0.8%
Hitachi (JPY)  266,600 8,728
Siemens (EUR)  67,930 19,642

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SK Square (KRW) (5) 9,341 4,192
32,562
Machinery  3.3%
Alliance Laundry Holdings (5) 18,137 407
Atmus Filtration Technologies  25,658 1,656
Caterpillar  21,900 16,268
CECO Environmental (5) 17,638 1,066
Crane  4,378 878
Deere  44,988 28,329
Enpro  6,321 1,635
Esab  37,315 4,708
ESCO Technologies  2,539 704
Federal Signal  5,932 691
Flowserve  8,841 783
Graco  11,574 1,087
Ingersoll Rand  44,172 4,158
JBT Marel  8,815 1,357
Kadant  1,195 405
KION Group (EUR)  48,092 3,264
Middleby (5) 8,249 1,393
Otis Worldwide  76,122 7,046
Parker-Hannifin  18,417 18,586
Pentair  86,694 8,599
RBC Bearings (5) 6,838 3,938
Sandvik (SEK)  178,222 7,854
Spirax Group (GBP)  9,953 1,061
SPX Technologies (5) 5,027 1,141
Standex International  2,671 700
Techtronic Industries (HKD)  187,500 3,037
Weir Group (GBP)  14,751 700
Westinghouse Air Brake Technologies  65,753 17,355
138,806
Passenger Airlines  0.1%
Ryanair Holdings, ADR  72,579 4,898
4,898
Professional Services  0.3%
Booz Allen Hamilton Holding  38,254 3,015
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(7)(8) 11,790 96
Equifax  19,577 4,091
Parsons (5) 23,818 1,572
Recruit Holdings (JPY)  86,700 3,773

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UL Solutions, Class A  15,903 1,335
13,882
Trading Companies & Distributors  0.6%
AerCap Holdings  30,859 4,612
Bunzl (GBP)  97,469 2,876
Diploma (GBP)  12,377 945
QXO (5) 103,892 2,488
Rush Enterprises, Class A  7,584 538
SiteOne Landscape Supply (5) 16,492 2,357
Sumitomo (JPY)  212,400 9,019
W.W. Grainger  3,105 3,554
26,389
Total Industrials & Business Services 420,835
INFORMATION TECHNOLOGY  15.1%
Communications Equipment  0.4%
Arista Networks (5) 34,861 4,654
Cisco Systems  102,702 8,161
LM Ericsson, Class B (SEK)  330,465 3,820
Viavi Solutions (5) 21,840 649
17,284
Electronic Equipment, Instruments & Components  1.2%
Advanced Energy Industries  3,833 1,286
Bel Fuse, Class B  6,496 1,492
Belden  4,022 577
Fabrinet (5) 3,704 2,021
Keysight Technologies (5) 102,817 31,599
Littelfuse  3,607 1,271
Mirion Technologies (5) 150,592 3,254
TE Connectivity  33,977 7,820
Teledyne Technologies (5) 1,822 1,241
50,561
IT Services  0.3%
Applied Digital (5) 28,041 765
Indra Sistemas (EUR) (6) 52,493 3,878
International Business Machines  12,964 3,114
Shopify, Class A (5) 37,497 4,527
12,284
Semiconductors & Semiconductor Equipment  7.5%
Advanced Micro Devices (5) 51,693 10,349
Analog Devices  39,394 14,016
ASML Holding (EUR)  14,837 21,579

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ASML Holding  4,941 7,167
BE Semiconductor Industries (EUR)  15,611 3,498
Broadcom  153,987 49,206
Entegris  24,110 3,193
Impinj (5) 3,708 455
Infineon Technologies (EUR)  68,518 3,693
Intel (5) 75,620 3,449
KLA  6,959 10,609
Lam Research  14,999 3,508
Lattice Semiconductor (5) 65,768 6,289
MACOM Technology Solutions Holdings (5) 12,839 3,186
Monolithic Power Systems  3,425 3,914
NVIDIA  712,226 126,199
Onto Innovation (5) 5,052 1,091
Rambus (5) 11,316 1,128
Renesas Electronics (JPY)  244,300 4,607
Semtech (5) 21,133 1,907
SiTime (5) 2,148 855
Taiwan Semiconductor Manufacturing (TWD)  245,759 15,335
Taiwan Semiconductor Manufacturing, ADR  12,483 4,676
Texas Instruments  55,558 11,784
Tokyo Electron (JPY)  21,600 6,078
Tower Semiconductor (5) 6,333 791
318,562
Software  3.3%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $2,020 (5)(7)(8) 4,698 3,231
Aurora Innovation (5) 224,652 1,051
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $818 (5)(7)(8) 480 718
Cellebrite DI (5) 64,939 866
Crowdstrike Holdings, Class A (5) 5,176 1,925
Datadog, Class A (5) 7,335 821
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(7)(8) 9,216 197
InterDigital  12,301 4,509
Microsoft  235,723 92,578
Oracle  35,135 5,109
Palantir Technologies, Class A (5) 10,978 1,506
PAR Technology (5) 51,123 838
PTC (5) 26,365 4,129
Roper Technologies  5,183 1,813
Salesforce  23,823 4,640
SAP (EUR)  40,967 8,230

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceNow (5) 60,958 6,584
Synopsys (5) 6,895 2,855
141,600
Technology Hardware, Storage & Peripherals  2.4%
Apple  352,982 93,251
GPGI, Class A  49,351 1,108
IonQ (5) 308 12
Samsung Electronics (KRW)  46,876 7,016
101,387
Total Information Technology 641,678
MATERIALS  2.6%
Chemicals  1.0%
Air Liquide (EUR)  30,976 6,513
Corteva  16,700 1,338
Element Solutions  85,694 3,007
Linde  35,830 18,204
Mitsubishi Chemical Group (JPY)  323,400 2,400
PPG Industries  26,372 3,251
Sherwin-Williams  6,171 2,238
Shin-Etsu Chemical (JPY)  131,800 5,189
42,140
Construction Materials  0.3%
Heidelberg Materials (EUR)  11,937 2,660
Holcim (CHF)  36,969 3,399
Knife River (5) 12,375 1,101
Martin Marietta Materials  6,541 4,425
United States Lime & Minerals  5,053 577
12,162
Containers & Packaging  0.7%
Ball  149,902 10,063
International Paper  218,741 9,526
Packaging Corp. of America  39,645 9,203
28,792
Metals & Mining  0.5%
Antofagasta (GBP)  115,252 6,621
BHP Group (AUD)  73,052 2,964
BHP Group (GBP) (6) 75,785 3,098
Capstone Copper (CAD) (5) 97,339 1,007
Grupo Mexico, Series B (MXN)  161,254 2,044
OR Royalties  82,986 3,933
Royal Gold  519 156

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Warrior Met Coal  10,507 875
20,698
Paper & Forest Products  0.1%
Louisiana-Pacific  8,935 757
Stora Enso, Class R (EUR)  264,198 3,584
4,341
Total Materials 108,133
MATERIALS  0.1%
DIVERSIFIED METALS & MINING  0.1%
Glencore (GBP)  427,180 3,087
Total MATERIALS 3,087
REAL ESTATE  1.3%
Health Care Real Estate Investment Trusts  0.3%
CareTrust REIT, REIT  55,032 2,236
Welltower, REIT  58,131 12,040
14,276
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  4,401 864
Segro (GBP)  212,704 2,408
Terreno Realty, REIT  23,312 1,540
4,812
Real Estate Management & Development  0.2%
Mitsubishi Estate (JPY)  155,800 5,254
Mitsui Fudosan (JPY)  381,900 5,148
10,402
Residential Real Estate Investment Trusts  0.3%
Equity LifeStyle Properties, REIT  113,645 7,632
Essex Property Trust, REIT  13,621 3,475
Flagship Communities REIT  46,872 923
Independence Realty Trust, REIT  54,956 911
12,941
Retail Real Estate Investment Trusts  0.2%
Curbline Properties, REIT  115,259 3,205
Macerich, REIT  26,333 539
Scentre Group (AUD)  1,590,358 4,323
8,067
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  24,977 1,027
Public Storage, REIT  13,404 4,116

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  93,183 2,815
7,958
Total Real Estate 58,456
UTILITIES  1.3%
Electric Utilities  0.7%
Constellation Energy  19,119 6,307
Enel (EUR)  322,662 3,880
IDACORP  15,714 2,262
OGE Energy  37,355 1,836
Southern  163,478 15,919
Xcel Energy  8,793 733
30,937
Gas Utilities  0.1%
Atmos Energy  2,025 378
Chesapeake Utilities  19,307 2,625
3,003
Independent Power & Renewable Electricity
Producers  0.0%
Orsted (DKK) (5) 95,698 2,255
2,255
Multi-Utilities  0.5%
Ameren  59,336 6,721
Engie (EUR)  200,295 6,843
National Grid (GBP)  432,339 8,088
21,652
Water Utilities  0.0%
California Water Service Group  26,268 1,184
Middlesex Water  13,740 742
1,926
Total Utilities 59,773
Total Miscellaneous Common Stocks  0.3% (11) 13,218
Total Common Stocks (Cost $1,593,645) 2,866,625

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS  0.0%
HEALTH CARE  0.0%
Life Sciences Tools & Services  0.0%
Alamar Biosciences, 0.00%, 7/8/27, Acquisition Date: 1/8/26,
Cost $309 (5)(7)(8) 308,711 309
Total Health Care 309
Total Convertible Bonds (Cost $309) 309
CONVERTIBLE PREFERRED STOCKS  0.3%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(7)
(8)(9) 17,718 60
60
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(7)(8) 41,545 35
35
Total Consumer Discretionary 95
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $59 (5)(7)(8) 3,203 —
Total Consumer Staples —
HEALTH CARE  0.1%
Biotechnology  0.0%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $225 (5)(7)
(8) 10,558 226
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $222 (5)(7)(8) 67,218 222
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $230 (5)(7)(8) 26,700 194
642
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(7)
(8) 118,345 98
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $124 (5)(7)
(8) 256,419 166

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $121 (5)(7)
(8) 186,226 120
384
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(7)(8) 92,428 124
124
Life Sciences Tools & Services  0.1%
Bruker, 6.38%, 9/1/28  2,433 760
Cellares, Series D, Acquisition Date: 12/12/25, Cost $257 (5)
(7)(8) 21,416 257
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (5)(7)(8) 10,046 176
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $127 (5)(7)(8) 12,159 36
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (5)(7)(8) 11,776 258
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(7)(8) 5,896 129
1,616
Total Health Care 2,766
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $129 (5)(7)(8) 3,254 1
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(7)
(8) 50,717 183
Epirus, Series D, Acquisition Date: 1/21/25, Cost $31 (5)(7)(8) 11,069 40
VSE, 5.75%, 2/1/29  16,561 960
1,184
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (5)(7)(8) 9,815 29
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (5)(7)(8) 3,669 13
42
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $139 (5)(7)
(8) 6,676 4
4
Machinery  0.0%
ESAB PIPE, Series A, Acquisition Date: 2/2/26, Cost $803 (5)
(7)(8)(10) 803 803
803

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (5)(7)(8) 14,736 120
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (5)(7)(8) 26,046 211
331
Total Industrials & Business Services 2,364
INFORMATION TECHNOLOGY  0.1%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  20,037 1,170
1,170
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(7)(8) 6,732 3
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (5)(7)
(8) 2,367 1
4
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $229 (5)
(7)(8) 2,858 244
244
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(7)(8) 30 45
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(7)(8) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)
(7)(8) 4,398 836
Databricks, Series H, Acquisition Date: 8/31/21, Cost $766 (5)
(7)(8) 10,416 1,979
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (5)(7)
(8) 1,201 228
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381 (5)(7)(8) 12,516 268
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (5)(7)(8) 20,748 313
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (5)(7)(8) 5,932 91
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(7)(8) 23,436 80
3,843
Total Information Technology 5,261
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(7)(8) 3,356 158

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(7)
(8) 5,247 57
215
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(7)(8) 5,255 592
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $228 (5)(7)(8) 2,684 302
894
Total Materials 1,109
Total Convertible Preferred Stocks (Cost $10,220) 11,595
CORPORATE BONDS  1.4%
3M, 5.15%, 3/15/35  260,000 268
Abbott Laboratories, 4.65%, 3/15/36  240,000 240
Abbott Laboratories, 5.50%, 3/15/56  280,000 281
AbbVie, 5.40%, 3/15/54  230,000 226
AES, 5.80%, 3/15/32  395,000 412
Alexandria Real Estate Equities, 2.00%, 5/18/32  48,000 41
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 35
Alexandria Real Estate Equities, 5.50%, 10/1/35  80,000 82
Alphabet, 4.375%, 11/15/32  260,000 264
Alphabet, 4.80%, 2/15/36  330,000 335
Alphabet, 5.65%, 2/15/56  281,000 287
Amazon.com, 5.45%, 11/20/55  380,000 374
Ameren, 5.00%, 5/15/36  215,000 215
American Express, VR, 5.667%, 4/25/36 (12) 105,000 111
American Homes 4 Rent, 5.25%, 3/15/35  65,000 66
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  181,000 211
American Tower, 4.70%, 12/15/32  90,000 91
American Tower, 4.90%, 3/15/30  35,000 36
Antofagasta, 5.625%, 9/9/35  200,000 208
APA Infrastructure, 0.75%, 3/15/29 (EUR)  125,000 139
APA Infrastructure, 5.125%, 9/16/34 (1) 50,000 51
APA Infrastructure, 5.75%, 9/16/44 (1) 65,000 67
Appalachian Power, 5.65%, 4/1/34  60,000 63
Aptiv Swiss Holdings, 3.10%, 12/1/51  385,000 251
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 65,000 65
Aspen Insurance Holdings, 5.75%, 7/1/30  110,000 116
AT&T, 3.50%, 9/15/53  250,000 170
AT&T, 4.55%, 11/1/32  150,000 151
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 270

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 250
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  140,000 160
BAE Systems, 5.30%, 3/26/34 (1) 200,000 210
Banco Santander, 5.127%, 11/6/35  200,000 201
Banco Santander Chile, 4.55%, 11/20/30 (1) 280,000 282
Bank Hapoalim, 4.722%, 7/14/29 (1) 340,000 341
Bank of America, VR, 1.898%, 7/23/31 (12) 1,230,000 1,116
Bank of America, VR, 5.464%, 5/9/36 (12) 260,000 272
Bank of America, VR, 5.511%, 1/24/36 (12) 400,000 419
Barclays, VR, 5.367%, 2/25/31 (12) 200,000 208
Barclays, VR, 5.785%, 2/25/36 (12) 200,000 209
BAT Capital, 5.35%, 8/15/32  275,000 289
BAT Capital, 7.079%, 8/2/43  110,000 125
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 296
Beignet Investor, 6.581%, 5/30/49 (1) 235,000 250
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 101
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  130,000 148
Blackstone Secured Lending Fund, 5.25%, 9/4/29  45,000 45
Boeing, 3.75%, 2/1/50  139,000 103
Boeing, 5.705%, 5/1/40  130,000 135
Boeing, 6.388%, 5/1/31  125,000 137
Boeing, 6.528%, 5/1/34  98,000 110
Boeing, 6.858%, 5/1/54  473,000 543
Bon Secours Mercy Health, 3.464%, 6/1/30  85,000 84
Boston Gas, 6.119%, 7/20/53 (1) 75,000 77
Brixmor Operating Partnership, 4.85%, 2/15/33  35,000 35
Brixmor Operating Partnership, 5.20%, 4/1/32  55,000 57
Broadcom, 4.35%, 2/15/30  320,000 324
Broadcom, 4.55%, 2/15/32  120,000 122
Broadcom, 5.15%, 11/15/31  190,000 199
Burlington Northern Santa Fe, 5.50%, 3/15/55  210,000 209
Cadence Design Systems, 4.70%, 9/10/34  181,000 182
CaixaBank, VR, 5.581%, 7/3/36 (1)(12) 200,000 207
CaixaBank, VR, 6.037%, 6/15/35 (1)(12) 290,000 311
Capital One Financial, VR, 5.70%, 2/1/30 (12) 49,000 51
Capital One Financial, VR, 7.624%, 10/30/31 (12) 45,000 51
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(13) 456,868 476
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(13) 625,520 685
CBRE Services, 4.80%, 6/15/30  70,000 71
CBRE Services, 4.90%, 1/15/33  55,000 56
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 107

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 205
Centene, 4.25%, 12/15/27  50,000 50
Centene, 4.625%, 12/15/29  231,000 225
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (12) 400,000 497
CFE Fibra, 5.875%, 9/23/40 (1) 198,334 198
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 202
Cigna Group, 4.50%, 9/15/30  70,000 71
Cigna Group, 6.00%, 1/15/56  95,000 99
Citigroup, VR, 4.952%, 5/7/31 (12) 365,000 375
Citigroup, VR, 5.174%, 9/11/36 (12) 80,000 81
Citigroup, VR, 5.333%, 3/27/36 (12) 145,000 149
CNO Global Funding, 4.95%, 9/9/29 (1) 60,000 61
Cofinimmo, 0.875%, 12/2/30 (EUR)  100,000 107
Colbun, 5.375%, 9/11/35 (1) 200,000 203
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 251
CommonSpirit Health, 2.782%, 10/1/30  21,000 20
Constellation Energy Generation, 5.75%, 3/15/54  205,000 206
Corebridge Global Funding, 4.90%, 8/21/32 (1) 55,000 55
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 52
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 202
Credit Agricole, VR, 4.818%, 9/25/33 (1)(12) 500,000 504
Credit Agricole, VR, 5.222%, 5/27/31 (1)(12) 250,000 258
CVS Health, 5.00%, 9/15/32  95,000 97
CVS Health, 5.05%, 3/25/48  491,000 438
CVS Health, 5.30%, 6/1/33  515,000 534
CVS Health, 5.625%, 2/21/53  225,000 214
Danske Bank, VR, 5.705%, 3/1/30 (1)(12) 200,000 209
Deere, 5.45%, 1/16/35  250,000 267
Diamondback Energy, 5.40%, 4/18/34  165,000 172
Diamondback Energy, 5.75%, 4/18/54  451,000 440
Element Fleet Management, 5.037%, 3/25/30 (1) 105,000 108
Eli Lilly, 5.55%, 10/15/55  155,000 157
EMD Finance, 4.625%, 10/15/32 (1) 375,000 380
Equitable America Global Funding, 4.70%, 9/15/32 (1) 21,000 21
Ferrari, 3.625%, 5/21/30 (EUR)  105,000 128
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (12) 415,000 416
First American Financial, 2.40%, 8/15/31  303,000 267
FirstEnergy, 2.65%, 3/1/30  223,000 211
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 38
FirstEnergy Transmission, 5.00%, 1/15/35  85,000 86
Fiserv, 4.55%, 2/15/31  385,000 384
Florida Power & Light, 5.60%, 2/15/66  130,000 129
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 200

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Motor Credit, 5.73%, 9/5/30  200,000 206
Ford Motor Credit, 7.35%, 3/6/30  560,000 606
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 213
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 214
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 217
Freeport-McMoRan, 4.25%, 3/1/30  62,000 62
Freeport-McMoRan, 4.375%, 8/1/28  99,000 99
Freeport-McMoRan, 4.625%, 8/1/30  41,000 41
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 154
GA Global Funding Trust, 5.50%, 4/1/32 (1) 165,000 167
GE Vernova, 5.50%, 2/4/56  55,000 55
General Electric, 4.30%, 7/29/30  140,000 142
General Electric, 4.90%, 1/29/36  110,000 113
General Motors Financial, 5.45%, 1/8/36  55,000 56
General Motors Financial, 5.55%, 7/15/29  185,000 193
General Motors Financial, 6.40%, 1/9/33  68,000 74
GLP Capital, 5.25%, 2/15/33  160,000 162
GLP Capital, 5.625%, 3/1/36  130,000 130
Goldman Sachs Group, VR, 2.615%, 4/22/32 (12) 780,000 716
Goldman Sachs Group, VR, 3.615%, 3/15/28 (12) 275,000 274
Goldman Sachs Group, VR, 4.482%, 8/23/28 (12) 315,000 317
Goldman Sachs Group, VR, 4.692%, 10/23/30 (12) 255,000 259
Goldman Sachs Group, VR, 5.016%, 10/23/35 (12) 275,000 278
Golub Capital Private Credit Fund, 5.875%, 5/1/30  202,000 202
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  439,000 454
Harbour Energy, 6.327%, 4/1/35 (1) 465,000 484
HCA, 4.60%, 11/15/32  300,000 300
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 100,000 103
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 128
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 252
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 84
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 258
Heathrow Funding, 1.875%, 3/14/34 (EUR)  145,000 150
HSBC Holdings, VR, 4.619%, 11/6/31 (12) 200,000 202
Hyundai Capital America, 4.55%, 9/26/29 (1) 160,000 162
Hyundai Capital America, 4.55%, 1/8/31 (1) 210,000 212
Hyundai Capital America, 4.75%, 9/26/31 (1) 110,000 112
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 83
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 52

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 101
Imperial Brands Finance, 6.375%, 7/1/55 (1) 400,000 415
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  105,000 127
Intel, 5.60%, 2/21/54  134,000 126
Invitation Homes Operating Partnership, 2.00%, 8/15/31  60,000 53
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 69
IPALCO Enterprises, 5.75%, 4/1/34  140,000 144
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 150,000 155
JPMorgan Chase, VR, 2.522%, 4/22/31 (12) 70,000 66
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 485,000 461
JPMorgan Chase, VR, 4.603%, 10/22/30 (12) 255,000 260
JPMorgan Chase, VR, 4.81%, 10/22/36 (12) 160,000 160
JPMorgan Chase, VR, 4.898%, 1/22/37 (12) 420,000 422
JPMorgan Chase, VR, 4.946%, 10/22/35 (12) 185,000 188
JPMorgan Chase, VR, 5.336%, 1/23/35 (12) 130,000 135
Kentucky Utilities, 5.85%, 8/15/55  25,000 26
Las Vegas Sands, 3.50%, 8/18/26  95,000 95
Leidos, 4.10%, 3/15/29  70,000 70
Louisville Gas & Electric, 5.85%, 8/15/55  25,000 26
LPL Holdings, 5.65%, 3/15/35  45,000 46
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 206
M&T Bank, VR, 5.40%, 7/30/35 (12) 207,000 210
Mars, 5.65%, 5/1/45 (1) 175,000 179
Marvell Technology, 2.95%, 4/15/31  209,000 195
Marvell Technology, 4.75%, 7/15/30  35,000 36
Marvell Technology, 5.45%, 7/15/35  155,000 161
Medline Borrower, 3.875%, 4/1/29 (1) 276,000 271
Medline Borrower, 6.25%, 4/1/29 (1) 125,000 129
Meta Platforms, 4.875%, 11/15/35  170,000 172
Meta Platforms, 5.50%, 11/15/45  210,000 207
Meta Platforms, 5.625%, 11/15/55  420,000 411
Minera Mexico, 5.625%, 2/12/32 (1) 450,000 470
Morgan Stanley, VR, 5.173%, 1/16/30 (12) 225,000 231
Morgan Stanley, VR, 5.32%, 7/19/35 (12) 60,000 62
Morgan Stanley, VR, 5.664%, 4/17/36 (12) 120,000 127
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (12) 415,000 413
Motorola Solutions, 5.40%, 4/15/34  115,000 120
Motorola Solutions, 5.55%, 8/15/35  245,000 258
NextEra Energy Capital Holdings, 5.85%, 3/1/56  415,000 417
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 155,000 157
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 132
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 95,000 97
NTT Finance, 4.876%, 7/16/30 (1) 200,000 205

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NTT Finance, 5.171%, 7/16/32 (1) 200,000 207
NTT Finance, 5.502%, 7/16/35 (1) 200,000 209
NXP, 3.125%, 2/15/42  176,000 131
NXP, 3.25%, 11/30/51  519,000 348
Occidental Petroleum, 6.05%, 10/1/54  135,000 135
Occidental Petroleum, 6.20%, 3/15/40  70,000 73
Occidental Petroleum, 8.875%, 7/15/30  540,000 627
ONEOK, 6.05%, 9/1/33  233,000 250
Oracle, 4.80%, 9/26/32  105,000 103
Oracle, 5.20%, 9/26/35  135,000 130
Oracle, 5.70%, 2/4/36  170,000 170
Oracle, 5.95%, 9/26/55  720,000 633
Oracle, 6.85%, 2/4/66  150,000 144
Orange, 4.25%, 1/13/31 (1) 200,000 200
Orange, 5.00%, 1/13/36 (1) 205,000 206
Orbia Advance Corp., 6.80%, 5/13/30 (1) 245,000 247
Pacific Gas & Electric, 3.50%, 8/1/50  93,000 64
Pacific Gas & Electric, 4.95%, 7/1/50  95,000 82
Pacific Gas & Electric, 5.00%, 6/4/28  115,000 117
Pacific Gas & Electric, 5.05%, 10/15/32  200,000 204
Pacific Gas & Electric, 5.20%, 5/1/36  145,000 145
Pacific Gas & Electric, 5.90%, 10/1/54  52,000 51
Pacific Gas & Electric, 6.00%, 5/1/56  110,000 109
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 571
Paychex, 5.60%, 4/15/35  95,000 97
Philip Morris International, 4.625%, 10/29/35  255,000 252
PNC Financial Services Group, VR, 5.373%, 7/21/36 (12) 90,000 93
PNC Financial Services Group, VR, 5.575%, 1/29/36 (12) 130,000 137
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  100,000 119
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 125,000 125
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 140,000 138
Public Service of Oklahoma, 5.45%, 1/15/36  305,000 316
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 425,000 188
Realty Income, 5.125%, 4/15/35  45,000 46
Regal Rexnord, 6.05%, 4/15/28  245,000 254
Reinsurance Group of America, 6.00%, 9/15/33  290,000 310
Revvity, 1.90%, 9/15/28  73,000 69
Revvity, 2.25%, 9/15/31  100,000 89
RGA Global Funding, 5.00%, 8/25/32 (1) 170,000 173
Rogers Communications, 5.00%, 2/15/29  270,000 276
Rogers Communications, 5.30%, 2/15/34  305,000 311
Ross Stores, 1.875%, 4/15/31  260,000 232
RTX, 2.82%, 9/1/51  100,000 64

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RTX, 3.03%, 3/15/52  95,000 63
RTX, 5.15%, 2/27/33  90,000 94
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 105,000 106
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 70,000 71
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 125,000 128
Santander Holdings USA, VR, 5.473%, 3/20/29 (12) 150,000 153
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 252
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 283
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 39
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 214
SBA Tower Trust, 4.831%, 10/15/29 (1) 270,000 274
Segro Capital, 1.875%, 3/23/30 (EUR)  125,000 143
Sherwin-Williams, 5.15%, 8/15/35  28,000 29
Snam, 6.50%, 5/28/55 (1) 200,000 216
Societe Generale, VR, 2.797%, 1/19/28 (1)(12) 395,000 391
Societe Generale, VR, 5.50%, 4/13/29 (1)(12) 255,000 262
Societe Generale, VR, 6.691%, 1/10/34 (1)(12) 225,000 247
Solventum, 5.90%, 4/30/54  478,000 478
Southern California Edison, 4.80%, 3/15/33  120,000 121
Southern California Gas, 5.45%, 6/15/35  120,000 126
Southern Gas Capital, Series B, 5.10%, 9/15/35  85,000 87
Southern Power, Series B, 4.90%, 10/1/35  75,000 75
Sprint Capital, 6.875%, 11/15/28  305,000 328
Sprint Capital, 8.75%, 3/15/32  215,000 262
Standard Chartered, VR, 4.529%, 6/5/32 (1)(12) 700,000 701
Standard Chartered, VR, 6.301%, 1/9/29 (1)(12) 200,000 208
State Street, VR, 4.784%, 10/23/36 (12) 65,000 65
Sutter Health, 5.164%, 8/15/33  75,000 78
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 52
Sutter Health, Series 2025, 5.537%, 8/15/35  170,000 181
Synopsys, 4.85%, 4/1/30  185,000 190
Synopsys, 5.70%, 4/1/55  185,000 185
T-Mobile USA, 3.50%, 4/15/31  210,000 203
T-Mobile USA, 4.625%, 1/15/33  380,000 382
T-Mobile USA, 5.00%, 2/15/36  325,000 327
T-Mobile USA, 5.05%, 7/15/33  370,000 381
T-Mobile USA, 5.70%, 1/15/56  250,000 246
T-Mobile USA, 5.875%, 11/15/55  120,000 121
Targa Resources, 5.55%, 8/15/35  65,000 67
Targa Resources, 5.65%, 2/15/36  90,000 94
Targa Resources, 6.125%, 5/15/55  34,000 34
Targa Resources, 6.15%, 3/1/29  91,000 96
Targa Resources Partners, 5.50%, 3/1/30  320,000 326

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific, 4.55%, 6/15/33  65,000 66
Thermo Fisher Scientific, 4.894%, 10/7/37  230,000 232
Thermo Fisher Scientific, 5.546%, 2/12/46  110,000 112
Time Warner Cable, 6.75%, 6/15/39  110,000 113
Time Warner Cable, 7.30%, 7/1/38  32,000 35
Toronto-Dominion Bank, 4.928%, 10/15/35  145,000 146
TotalEnergies Capital International, 3.127%, 5/29/50  124,000 85
TotalEnergies Capital International, 3.461%, 7/12/49  108,000 80
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 30,000 31
Uber Technologies, 4.50%, 8/15/29 (1) 266,000 266
Uber Technologies, 4.80%, 9/15/34  40,000 40
Uber Technologies, 4.80%, 9/15/35  205,000 203
UnitedHealth Group, 4.50%, 4/15/33  225,000 225
UnitedHealth Group, 5.30%, 6/15/35  115,000 120
UnitedHealth Group, 5.95%, 6/15/55  65,000 67
Verizon Communications, 5.875%, 11/30/55  290,000 291
Vertiv Holdings, 5.80%, 3/15/56  30,000 30
Vistra Operations, 5.70%, 12/30/34 (1) 7,000 7
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 90
Vistra Operations, 6.95%, 10/15/33 (1) 320,000 359
Wells Fargo, VR, 5.15%, 4/23/31 (12) 617,000 639
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 130,000 132
Total Corporate Bonds (Cost $59,030) 59,774
EQUITY FUNDS  12.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 6,242,737 288,602
T. Rowe Price Real Assets Fund - I Class (3) 11,375,085 236,260
Total Equity Funds (Cost $342,254) 524,862
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 290,000 294
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 205
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 200,000 202
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 200,000 207
Corp. Andina de Fomento, VR, 6.75% (1)(12)(14) 200,000 210
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 400,000 410
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 260,000 265
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 209
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 198,101 207
Petroleos Mexicanos, 5.95%, 1/28/31  265,000 260

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Petroleos Mexicanos, 8.75%, 6/2/29  380,000 409
Petroleos Mexicanos, 10.00%, 2/7/33  345,000 404
Republic of Brazil, 6.00%, 10/20/33  270,000 277
Republic of Chile, 3.10%, 5/7/41  540,000 427
Republic of Colombia, 6.125%, 1/21/31  200,000 200
Republic of Colombia, 6.50%, 1/21/33  200,000 199
Republic of Colombia, 7.75%, 11/7/36  260,000 271
Republic of Peru, 6.20%, 6/30/55  260,000 274
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 140,000 172
Republic of Romania, 5.75%, 7/4/36 (1) 190,000 190
Republic of Romania, 6.625%, 5/16/36 (1) 366,000 390
Saudi Telecom, 3.89%, 5/13/29 (1) 645,000 639
State of Israel, Series 10Y, 5.00%, 1/13/36  200,000 199
State of Israel, Series 10Y, 5.50%, 3/12/34 (6) 395,000 411
STC Sukuk II, 4.489%, 1/15/31 (1) 200,000 201
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 203
United Mexican States, 6.125%, 2/9/38  250,000 254
Total Foreign Government Obligations & Municipalities
(Cost $7,401) 7,589
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 49
49
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  42,857 47
47
Total Municipal Securities (Cost $93) 96
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  35,000 37
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  55,000 57
BANK5, Series 2024-5YR10, Class AS, 5.637%, 10/15/57  30,000 31
BANK5, Series 2024-5YR11, Class AS, 6.139%, 11/15/57  205,000 216
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  125,000 132
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.934%, 11/15/34 (1) 135,000 2
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.674%, 10/10/42 (1) 185,000 187
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.952%, 12/15/39 (1) 219,555 220

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.301%, 5/15/41 (1) 394,232 395
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A,
ARM, 1M TSFR + 1.40%, 5.067%, 2/15/42 (1) 115,000 115
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.06%, 6/15/35 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 35,868 33
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 110
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 91
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 91,887 81
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  20,421 20
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.301%, 8/15/41 (1) 250,000 250
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 209,082 211
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%,
12/25/70 (1) 98,233 99
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.638%, 3/25/50 (1) 62,756 61
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 9,653 9
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 37,453 35
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 4,941 5
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 157,025 158
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 395,000 358
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.688%, 7/25/44 (1) 817 1
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.906%, 10/25/50 (1) 130,157 116
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 81,060 81
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 228,381 231
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 141,622 143
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 670,000 671

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1,
CMO, ARM, 1.071%, 6/25/56 (1) 130,832 119
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 64,442 56
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 76
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 32,787 30
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 38,033 35
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.568%, 12/25/50 (1) 146,543 132
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 377 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 848 1
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.23%, 6/25/50 (1) 146,235 132
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 187,414 189
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 205,981 208
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.912%, 10/15/42 (1) 150,000 152
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.251%, 5/15/41 (1) 155,000 154
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 95,346 96
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 88,351 89
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 136,166 116
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 238,309 241
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 95,000 95
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 50,811 47
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 63,119 57
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 88,769 89
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.817%, 7/27/65 (1) 92,996 93
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 861,417 636

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 620,000 642
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 117,149 119
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.051%, 5/15/39 (1) 355,000 355
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  48,225 47
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.778%, 8/25/47 (1) 83,998 81
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 11,414 11
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 3,515 3
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 10,156 10
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 30,538 29
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 211,850 212
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.917%, 5/25/44 (1) 150,162 151
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.767%, 9/25/45 (1) 81,399 81
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.788%, 10/25/59 (1) 58,993 59
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.833%, 12/25/64 (1) 129,654 132
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.802%, 6/25/65 (1) 208,487 213
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.802%, 6/25/65 (1) 106,461 108
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.198%, 1/25/66 (1) 262,286 265
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.251%, 6/15/39 (1) 120,000 120
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 180,677 154
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 200,000 200
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 367
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class A3, 5.186%, 10/15/58  100,000 104
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $10,751) 10,562

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRIVATE INVESTMENT COMPANIES  3.8%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 55,102 163,466
Total Private Investment Companies (Cost $124,105) 163,466
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.7%
U.S. Government Agency Obligations  1.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  25,617 25
3.00%, 12/1/42 - 4/1/43  150,093 141
3.50%, 8/1/42 - 3/1/46  363,209 352
4.00%, 10/1/40 - 12/1/41  78,689 78
4.50%, 6/1/39 - 5/1/42  106,007 108
5.00%, 12/1/36 - 8/1/40  31,540 33
5.50%, 1/1/40  63 —
6.00%, 3/1/33 - 8/1/38  26,254 28
7.00%, 6/1/32  310 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  1,864 2
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  1,548 2
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  673,774 88
2.50%, 7/25/50  1,340,833 230
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  33,024 30
2.00%, 8/1/36 - 9/1/52  3,706,530 3,125
2.50%, 3/1/42 - 4/1/52  957,735 850
3.00%, 5/1/31 - 7/1/52  1,048,352 978
3.50%, 6/1/35 - 11/1/50  332,801 322
4.00%, 8/1/37 - 5/1/52  265,744 261
4.50%, 5/1/50 - 10/1/53  603,047 598
5.00%, 9/1/52 - 2/1/56  1,478,204 1,492
5.50%, 8/1/53 - 10/1/55  2,049,617 2,097
6.00%, 6/1/53 - 1/1/56  2,388,935 2,469
6.50%, 8/1/54 - 9/1/55  577,113 603
7.00%, 6/1/54  57,608 61
Federal National Mortgage Assn.
3.00%, 2/1/44  2,730 3
3.50%, 6/1/42 - 5/1/46  200,334 193
4.00%, 11/1/40  72,669 73
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  569 1

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  466 —
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  225,587 29
2.50%, 5/25/47  749,261 98
6.50%, 2/25/32  364 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  369,505 326
2.00%, 9/1/36 - 6/1/52  8,832,236 7,588
2.50%, 8/1/30 - 6/1/52  6,058,623 5,363
3.00%, 1/1/27 - 7/1/52  3,745,021 3,496
3.50%, 2/1/35 - 7/1/50  1,177,844 1,139
4.00%, 7/1/35 - 12/1/52  1,604,479 1,583
4.50%, 7/1/39 - 2/1/54  1,207,770 1,215
5.00%, 7/1/34 - 11/1/55  2,357,768 2,382
5.50%, 9/1/34 - 11/1/55  3,301,746 3,380
6.00%, 2/1/33 - 7/1/55  1,954,326 2,034
6.50%, 7/1/32 - 8/1/55  856,149 895
UMBS, TBA (15)
1.50%, 3/1/41  340,000 310
2.00%, 3/1/41 - 3/1/56  3,155,000 2,623
2.50%, 3/1/56  2,200,000 1,906
3.00%, 3/1/56  1,260,000 1,140
3.50%, 3/1/56  3,090,000 2,913
4.00%, 3/1/56  1,055,000 1,026
4.50%, 3/1/56  310,000 307
5.00%, 3/1/56  445,000 447
6.00%, 3/1/56  3,725,000 3,821
58,264
U.S. Government Obligations  0.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  112,270 103
2.00%, 1/20/51 - 3/20/52  1,809,018 1,534
2.50%, 8/20/50 - 4/20/52  3,526,670 3,114
3.00%, 9/15/42 - 6/20/52  1,517,941 1,398
3.50%, 12/20/42 - 7/20/52  1,160,786 1,114
4.00%, 7/20/42 - 10/20/52  957,193 936
4.50%, 11/20/39 - 4/20/53  1,408,782 1,410
5.00%, 7/20/39 - 6/20/49  380,111 392
5.50%, 1/20/36 - 3/20/49  197,325 203
6.00%, 12/20/38 - 11/20/52  231,937 239
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  20,713 19
3.50%, 10/20/50  135,000 115

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  3,945,368 469
2.50%, 6/20/51  1,916,680 280
3.50%, 5/20/43  17,825 3
4.00%, 2/20/43  9,871 2
Government National Mortgage Assn., TBA (15)
4.50%, 3/20/56  385,000 380
5.00%, 3/20/56  1,250,000 1,254
5.50%, 3/20/56  1,170,000 1,185
14,150
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $73,112) 72,414
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.3%
U.S. Treasury Obligations  2.3%
U.S. Treasury Bonds, 2.375%, 2/15/42  580,000 441
U.S. Treasury Bonds, 3.375%, 8/15/42  4,135,000 3,603
U.S. Treasury Bonds, 3.75%, 11/15/43  4,875,000 4,407
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,034
U.S. Treasury Bonds, 4.00%, 11/15/42  2,835,000 2,675
U.S. Treasury Bonds, 4.00%, 11/15/52  500,000 449
U.S. Treasury Bonds, 4.125%, 8/15/44  285,000 270
U.S. Treasury Bonds, 4.125%, 8/15/53  1,250,000 1,147
U.S. Treasury Bonds, 4.25%, 2/15/54  2,760,000 2,585
U.S. Treasury Bonds, 4.25%, 8/15/54  3,375,000 3,162
U.S. Treasury Bonds, 4.375%, 8/15/43  2,235,000 2,199
U.S. Treasury Bonds, 4.50%, 2/15/44 (16) 6,220,000 6,202
U.S. Treasury Bonds, 4.50%, 11/15/54  2,790,000 2,726
U.S. Treasury Bonds, 4.625%, 11/15/44  3,845,000 3,882
U.S. Treasury Bonds, 4.625%, 2/15/55  2,360,000 2,354
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 860
U.S. Treasury Notes, 0.625%, 11/30/27  2,215,000 2,111
U.S. Treasury Notes, 1.375%, 10/31/28  2,355,000 2,235
U.S. Treasury Notes, 2.75%, 8/15/32  2,515,000 2,381
U.S. Treasury Notes, 3.50%, 9/30/29  1,340,000 1,343
U.S. Treasury Notes, 3.75%, 5/15/28  5,480,000 5,522
U.S. Treasury Notes, 3.75%, 12/31/30 (16) 6,155,000 6,217
U.S. Treasury Notes, 3.75%, 8/31/31  4,985,000 5,025
U.S. Treasury Notes, 3.875%, 12/31/27  4,860,000 4,900
U.S. Treasury Notes, 3.875%, 4/30/30 (16) 4,605,000 4,676
U.S. Treasury Notes, 4.00%, 6/30/28  925,000 938
U.S. Treasury Notes, 4.00%, 10/31/29  1,630,000 1,661

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.00%, 3/31/30  2,400,000 2,448
U.S. Treasury Notes, 4.00%, 1/31/31  545,000 556
U.S. Treasury Notes, 4.125%, 7/31/31  1,115,000 1,145
U.S. Treasury Notes, 4.25%, 1/31/30  2,505,000 2,577
U.S. Treasury Notes, 4.25%, 11/15/34  940,000 966
U.S. Treasury Notes, 4.375%, 11/30/28  1,265,000 1,297
U.S. Treasury Notes, 4.375%, 12/31/29  2,230,000 2,303
U.S. Treasury Notes, 4.375%, 11/30/30  2,485,000 2,577
U.S. Treasury Notes, 4.375%, 5/15/34  245,000 254
U.S. Treasury Notes, 4.50%, 11/15/33  1,090,000 1,142
U.S. Treasury Notes, 4.625%, 9/30/28  3,490,000 3,596
U.S. Treasury Notes, 4.625%, 5/31/31  1,890,000 1,986
96,852
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $95,959) 96,852
SHORT-TERM INVESTMENTS  2.9%
Money Market Funds  2.9%
T. Rowe Price Government Reserve Fund, 3.73% (3)(17) 123,498,952 123,499
Total Short-Term Investments (Cost $123,499) 123,499
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.67% (3)(17) 8,083,066 8,083
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,083
Total Securities Lending Collateral (Cost $8,083) 8,083

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap,1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.68% (SOFR)
Annually, 1/8/27 @
2.50%* (5) 2 55,400 140
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit:
Markit Markit CDX.
NA.HY-S45, 5 Year
Index, 12/20/30),
Pay 5.00%Quarterly,
Receive upon credit
default, 4/15/26 @
1.07%* (5) 1 5,600 69
Morgan Stanley
10 Year Interest Rate
Swap, 4/8/36 Pay
Fixed 4.05% Annually,
Receive Variable
3.68% (SOFR)
Annually, 4/6/26 @
4.05%* (5) 1 5,535 1
Morgan Stanley
S&P 500 Index,
Call, 4/17/26 @
$7,125.00 (5) 175 12,038 873
Total Options Purchased (Cost $928) 1,083
Total Investments in Securities  100.5%
(Cost $2,819,552) $ 4,282,945
Other Assets Less Liabilities (0.5)% (20,887)
Net Assets 100.0% $ 4,262,058
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $53,994 and represents 1.3% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is on loan at February 28, 2026.
(7) Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $15,283 and represents 0.4% of net assets.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2026, were $1,123 and were valued at $1,169
(0.0% of net assets).
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) Perpetual security with no stated maturity date.
(15) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $17,312 and represents 0.4% of net assets.
(16) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Obligations  (0.1)%
Government National Mortgage Assn., TBA, 6.00%, 3/20/56  3,615,000 (3,688)
Total TBA Sales Commitments (Proceeds $(3,682)) (3,688)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 55,400 (64)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
Markit CDX.NA.HY-S45, 5
Year Index, 12/20/30), Pay
5.00%Quarterly, Receive
upon credit default,
4/15/26 @ 1.02%* 1 5,600 (15)
Morgan Stanley
S&P 500 Index, Put,
4/17/26 @ $6,150.00 175 12,038 (541)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/20/26 @ $81.00 5,979 48,262 (45)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/20/26 @ $81.00 5,979 48,262 (418)
Total Options Written (Premiums $(1,101)) $ (1,083)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 12,460 461 439 22
Total Bilateral Credit Default Swaps, Protection
Sold 439 22
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 61 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 97 — 1 (1)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.171% (SOFR
+ 0.48%) at Maturity, 5/19/26 22 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 21 — — —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 28 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 152 1 3 (2)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 152 2 4 (2)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 20 — — —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 30 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 27 — — —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 30 1 1 —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
4.024% (SOFR + 0.35%) Monthly,
1/18/28 760 (1) — (1)
Total Bilateral Total Return Swaps 10 (7)
Total Bilateral Swaps 449 15
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Dow Chemical), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 280 1 (1) 2
Total Centrally Cleared Credit Default Swaps,
Protection Bought 2
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 15,193 324 327 (3)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 622 (16) 6 (22)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: SES,
Ba1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 330 (15) (11) (4)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (29)
Total Centrally Cleared Swaps (27)
Net payments (receipts) of variation margin to date 22
Variation margin receivable (payable) on centrally cleared swaps $ (5)
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $39.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/6/26 THB 20,005 USD 630 $ 14
Bank of America 3/6/26 USD 125 PHP 7,436 (3)
Deutsche Bank 3/6/26 USD 128 PHP 7,585 (4)
Deutsche Bank 4/10/26 KZT 144,455 USD 281 4
Deutsche Bank 4/10/26 USD 282 KZT 144,455 (3)
Deutsche Bank 4/17/26 HUF 220,913 USD 693 (2)
Goldman Sachs 3/6/26 PHP 37,180 USD 629 15
HSBC Bank 4/24/26 USD 443 AUD 655 (23)
JPMorgan Chase 3/6/26 USD 248 PHP 14,723 (7)
JPMorgan Chase 3/9/26 MYR 2,580 USD 629 34
Morgan Stanley 5/22/26 USD 2,474 EUR 2,080 6
Nomura Securities
International 4/24/26 USD 520 AUD 745 (10)
RBC Dominion
Securities 4/24/26 USD 654 CAD 900 (8)
Standard Chartered 3/6/26 USD 125 PHP 7,436 (4)
Standard Chartered 3/9/26 USD 642 MYR 2,580 (21)
State Street 4/17/26 HUF 61,540 USD 191 2
UBS Investment Bank 3/6/26 USD 642 THB 20,005 (2)
UBS Investment Bank 4/17/26 USD 847 HUF 282,453 (36)
UBS Investment Bank 4/24/26 AUD 1,400 USD 935 61
Net unrealized gain (loss) on open forward
currency exchange contracts $ 13

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 75 MSCI EAFE Index contracts 3/26 (11,869) $ (1,052)
Short, 175 S&P 500 E-Mini Index contracts 3/26 (60,279) (41)
Short, 10 Euro BOBL contracts 6/26 (1,395) (2)
Short, 4 Euro BUND contracts 6/26 (610) (2)
Short, 5 Government of Canada five year bond
contracts 6/26 (423) (1)
Long, 52 U.S. Treasury Notes five year contracts 6/26 5,727 22
Long, 69 U.S. Treasury Notes two year contracts 6/26 14,440 16
Short, 5 Ultra U.S. Treasury Notes ten year
contracts 6/26 (584) (3)
Net payments (receipts) of variation margin to date 1,273
Variation margin receivable (payable) on open futures contracts $ 210

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.58%  $ — $ 3,363 $ 1,822
T. Rowe Price Inflation Protected Bond Fund - I
Class, 0.77%  — 23 345
T. Rowe Price Institutional Emerging Markets
Equity Fund  2,963 83,931 2,643
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.48%  (6) (371) 907
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 5.99%  (18) 317 2,046
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.08%  — 763 2,234
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 0.35%  — (93) 664
T. Rowe Price Real Assets Fund - I Class  3,262 68,285 6,686
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.58%  — 3,737 2,043
T. Rowe Price Government Reserve Fund,
3.73% — — 1,311++
T. Rowe Price Treasury Reserve Fund, 3.67% — — 1,951++
Affiliates not held at period end (13,126) 11,063 4,018
Totals $ (6,925)# $ 171,018 $ 26,670+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.58%  $ 35,031 $ 10,566 $ — $ 48,960
T. Rowe Price Inflation
Protected Bond Fund - I Class,
0.77%  7,289 1,545 — 8,857
T. Rowe Price Institutional
Emerging Markets Equity
Fund  210,065 6,551 11,945 288,602
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.48%  16,494 2,830 771 18,182
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 5.99%  36,624 7,375 213 44,103
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.08%  77,347 16,751 — 94,861
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 0.35%  15,337 5,638 — 20,882
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  71,333 4,010 86,406 —
T. Rowe Price Real Assets
Fund - I Class  187,102 9,686 28,813 236,260
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.58%  63,216 7,277 — 74,230
T. Rowe Price Government
Reserve Fund, 3.73% 15,454  ¤  ¤ 123,499
T. Rowe Price Treasury
Reserve Fund, 3.67% 96,218  ¤  ¤ 8,083
Total $ 966,519^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $3,409 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $26,670 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $818,103.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Growth Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 273,348 $ — $ 273,348
Bond Funds 310,075 — — 310,075
Common Stocks 2,136,435 724,287 5,903 2,866,625
Convertible Bonds — — 309 309
Convertible Preferred Stocks 2,890 — 8,705 11,595
Equity Funds 524,862 — — 524,862
Private Investment
Companies — — 163,466 163,466
Short-Term Investments 123,499 — — 123,499
Securities Lending Collateral 8,083 — — 8,083
Options Purchased — 1,083 — 1,083
Total Securities 3,105,844 998,718 178,383 4,282,945
Swaps* — 468 — 468
Forward Currency Exchange
Contracts — 136 — 136
Futures Contracts* 38 — — 38
Total $ 3,105,882 $ 999,322 $ 178,383 $ 4,283,587
Liabilities
TBA Sales Commitments $ — $ 3,688 $ — $ 3,688
Options Written — 1,083 — 1,083
Swaps* — 31 — 31
Forward Currency Exchange
Contracts — 123 — 123
Futures Contracts* 1,101 — — 1,101
Total $ 1,101 $ 4,925 $ — $ 6,026

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at February 28, 2026, totaled $11,948,000 for the period ended February 28, 2026. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment
in Securities
Common
Stocks $ 1,868 $ 1,404 $ 2,829 $ (139) $ — $ (59) $ 5,903
Convertible
Bonds 150 (26) 309 — — (124) 309
Convertible
Preferred
Stocks 5,467 1,883 1,857 (685) 183 — 8,705
Private
Investment
Companies 72,838 10,128 84,000 (3,500) — — 163,466
Total $ 80,323 $ 13,389 $ 88,995 $ (4,324) $ 183 $ (183) $ 178,383

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 5,903 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 9.6x
7.3x Increase
Sales growth
rate
17%
– 24%
23% Increase
Enterprise
value to gross
profit multiple
4.9x
– 12.3x
9.6x Increase
Gross profit
growth rate
17%
– 25%
24% Increase
Premium to
public company
multiples
19%
– 26%
23% Increase
Discount to
public company
multiples
13%
– 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Bonds
$ 309 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 8,705 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
– 70%
33% Increase
Enterprise
value to sales
multiple
1.5x
– 30.7x
9.3x Increase
Sales growth
rate
15%
– 127%
55% Increase
Enterprise
value to gross
profit multiple
2.6x
– 32.3x
14.0x Increase
Gross profit
growth rate
17%
– 116%
50% Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium to
public company
multiples
1%
– 79%
26% Increase
Cost of capital 20%
– 38%
27% Decrease
Rate of return 29%
– 35%
32% Decrease
Discount to
public company
multiples
13%
– 40%
26% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% – 5% 5% Increase
Volatility 45%
– 58%
55% Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F103-054Q3 02/26
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 163,466 Rollforward of
Investee NAV
Estimated
return
0.77% 0.77% Increase